Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2012
Other non-current assets (Abstract)
Other non-current assets
	December 31, 2011	June 30, 2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships	24,756	24,756
Deferred mobilization expenses	24,176	59,496
Other	9,049	17,734
Balance at end of year/period	$91,081	$101,986